Lease - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ (2,683,632)	$ (3,945,172)
Interest Expenses	(1,143,136)	(1,033,047)
Expenses related to short-term leases	(51,590)	(486,155)
Expenses related to low-value assets leases	(302,292)	(458,539)
Sublease Income	$ 4,343	$ 4,344